Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement of cash flows [abstract]
Net cash inflow from operating activities	£ 2,054.8	£ 1,850.5	[1]	£ 1,693.8	[1]
Investing activities
Acquisitions	(178.4)	(161.3)		(283.7)
Disposal of investments and subsidiaries	272.3	2,141.0		833.9
Purchases of property, plant and equipment	(218.3)	(339.3)		(314.8)
Purchases of other intangible assets (including capitalised computer software)	(54.4)	(54.8)		(60.4)
Proceeds on disposal of property, plant and equipment	11.2	174.0		9.5
Net cash (outflow)/inflow from investing activities	(167.6)	1,759.6		184.5
Financing activities
Repayment of lease liabilities	(300.1)	(249.8)
Share option proceeds		0.6		1.2
Cash consideration for non-controlling interests	(80.6)	(62.7)		(109.9)
Share repurchases and buybacks	(290.2)	(43.8)		(207.1)
Proceeds from issues of bonds	915.5			656.8
Repayment of borrowings	(282.7)	(1,713.2)		(1,097.4)
Financing and share issue costs	(7.1)	(6.4)		(3.8)
Equity dividends paid	(122.0)	(750.5)		(747.4)
Dividends paid to non-controlling interests in subsidiary undertakings	(83.3)	(96.2)		(106.2)
Net cash outflow from financing activities	(250.5)	(2,922.0)		(1,613.8)
Net increase in cash and cash equivalents	1,636.7	688.1		264.5
Translation of cash and cash equivalents	(99.2)	(89.7)		(61.5)
Cash and cash equivalents at beginning of year	2,799.6	2,201.2		1,998.2
Cash and cash equivalents including cash held in disposal group at end of year	4,337.1	2,799.6		2,201.2
Cash and cash equivalents held in disposal group presented as held for sale		(66.3)
Cash and cash equivalents at end of year	£ 4,337.1	£ 2,733.3		£ 2,201.2

[1]	Figures have been restated as described in the accounting policies.